Public Offerings and Private Placements (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Issuances of Common Shares
The following table summarizes the issuances of common shares over the three years ending December 31, 2017:

Date	Number of Common Stock Issued		Offering Price (Per Share)	Gross Proceeds	Net Proceeds	Teekay's Ownership After the Offering	Use of Proceeds
January 2015	3,000,000	(1)	$4.57	13,716	13,685	25.5%	Acquisition of conventional tankers
July 2015	6,511,812	(2)	$6.99	45,500	45,500	28.3%	Acquisition of the ship-to-ship transfer business
August 2015	13,630,075	(3)	$6.65	90,640	90,640	28.8%	Acquisition of conventional tankers
August - October 2015	7,180,083	(3)	$6.12 - $7.92	49,268	49,268	26.2%	Acquisition of conventional tankers
Continuous offering program during 2015	13,391,100	(4)	$6.04 - $7.70	94,594	92,439	(4)	General purposes including acquisitions of conventional tankers
Continuous offering program during 2016	3,020,000	(5)	$2.38 - $2.75	7,747	7,558	(5)	General corporate purposes
January 2017	2,155,172	(6)	$2.32	5,000	5,000	25.7%	General corporate purposes
May 2017	13,775,224	(7)	$1.88	25,897	25,897	31.4%	Acquisition of controlling interest in TTOL
November 2017	88,977,544	(8)	$1.70	151,262	151,262	24.1%	TIL Merger
Continuous offering program during 2017	3,800,000	(9)	$2.26 - $2.41	8,826	8,521	(9)	General corporate purposes

(1)
In December 2014, the Company granted the underwriters a 30-day option to purchase up to an additional 3.0 million shares of the Company’s Class A common stock from a December 2014 offering. The underwriters exercised this option and on January 2, 2015, the Company issued 3.0 million shares of Class A common stock for net proceeds of $13.7 million.

(2)
Represents Class B common shares issued to Teekay as consideration for the Company’s acquisition of the ship-to-ship transfer business. The shares had an approximate value of $45.5 million, or $6.99 per share, when the purchase price was agreed between the parties.

(3)
Represents 9.1 million shares of Class A common stock issued to the public and 4.5 million shares of Class A common stock issued to Teekay in a concurrent private placement. The proceeds from the issuances were used to acquire 12 modern Suezmax tankers from Principal Maritime Tankers (or Principal Maritime) (note 19). The Company also issued approximately 7.2 million shares of Class A common stock to Principal Maritime as partial consideration for the vessels acquired. The shares had an approximate value of $49.3 million and were based on market prices of the shares at the time each vessel was delivered.

(4)
In June 2015, the Company implemented a continuous offering program (or COP) under which the Company may issue shares of its Class A common stock at market prices up to a maximum aggregate amount of $80.0 million. The initial $80.0 million program was concluded in September 2015. The Company re-launched another $80.0 million COP in November 2015. The portion of the Company’s voting power and ownership held by Teekay at December 31, 2015 was 53.6% and 25.9%, respectively.

(5)	In December 2016, the Company re-opened its $80.0 million COP. The portion of the Company's voting power and ownership held by Teekay at December 31, 2016 was 52.9% and 25.4%, respectively.

(6)
Represents Class A common shares issued in a private placement to Teekay. The gross proceeds were used for general corporate purposes, including to strengthen the Company's liquidity position and to delever its balance sheet.

(7)
Represents Class B common shares issued to Teekay as consideration for the Company's acquisition of the remaining 50% interest in TTOL, which shares had an approximate value of $25.9 million, or $1.88 per share, on the closing date of the transaction (note 6).

(8)
Represents Class A common shares issued to the shareholders of Tanker Investment Ltd. (TIL) as consideration for the Company's acquisition of the remaining 88.7% interest in TIL. The shares had an approximate value of $151.3 million, or $1.70 per share, on the closing date of the transaction (notes 6 and 22).

(9)	In January 2017, the Company re-opened its $80.0 million COP. The portion of the Company's voting power and ownership held by Teekay at December 31, 2017 was 54.1% and 28.8% respectively.